Condensed financial information of the Company (Tables)	12 Months Ended
Mar. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Summary of condensed balance sheet

The following is the condensed financial information of the Company on a parent company only basis.

Condensed balance sheets

	As of March 31,
	2025	2024
ASSETS
Current assets:
Cash and cash equivalents	$207,511	$231,694
Deferred expenses	52,500	49,125
Prepayment and other current assets	—	70,000
Amounts due from subsidiaries and VIE	3,701,752	3,791,734
Amounts due from related parties	93,686	—
Investment in subsidiaries and VIE	10,595,038	17,358,111
TOTAL ASSETS	$14,650,487	$21,500,664
LIABILITIES
Current liabilities:
Amounts due to related parties	7,107	2,107
Amounts due to subsidiaries and VIE	—	—
Other payables	—	—
Accrued expenses and liabilities	297,405	—
Bond payable-current	600,000	—
TOTAL LIABILITIES	$904,512	$2,107

SHAREHOLDERS’ EQUITY:
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 15,929,451 and 15,449,451 shares issued and outstanding as of March 31, 2025 and 2024, respectively	3,186	3,090
Additional paid-in capital	17,872,227	19,055,297
Statutory reserve	40,590	745,590
(Accumulated Deficit)/Retained earnings	(4,232,288)	3,389,754
Accumulated other comprehensive income/(loss)	62,260	(1,695,174)
TOTAL SHAREHOLDERS’ EQUITY	$13,745,975	$21,498,557
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$14,650,487	$21,500,664

Summary of condensed statements of income

Condensed statements of income

	For the years ended March 31,
	2025	2024	2023
General and administrative expenses	$(1,413,467)	$(825,582)	$(2,226,956)
Investment loss, net	—	—	—
Share of profit in subsidiaries and VIE	(6,155,143)	(4,629,554)	(18,678,368)
Others, net	(12,842)	732,990	(1,661)
Income before income tax provision	(7,581,452)	(4,722,146)	(20,906,985)
Provision for income tax	—	—	—
Net loss	$(7,581,452)	$(4,722,146)	$(20,906,985)

Summary of condensed cash flow

Condensed cash flow

	For the year ended March 31,
	2025	2024	2023
Net cash used in operating activities	$(624,183)	$(966,510)	$(1,779,420)
Net cash used in investing activities	—	—	(645,000)
Net cash provided by financing activities	600,000	—	1,000,000
Net increase/(decrease) in cash and cash equivalent	$(24,183)	$(966,510)	$(1,424,420)

Summary of condensed statements of comprehensive income

Condensed statements of comprehensive income

	For the years ended March 31,
	2025	2024	2023
Net loss	$(7,581,452)	$(4,722,146)	$(20,906,985)
Other comprehensive income	107,698	(733,539)	(3,402,058)
Comprehensive income	$(7,473,754)	$(5,455,685)	$(24,309,043)